Statements of Cash Flows - ILS (₪)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	₪ (1,054,845)	₪ (320,833)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	432,731	433,044
Increase (Decrease) in Customers	1,832	(1,832)
Decrease (Increase) in other accounts receivable and prepaid expenses	305,902	(230,466)
Increase in Creditors	5,043	423
Increase in accrued expenses and other accounts payable	185,174	369,045
Net cash provided by (used in) operating activities	(124,163)	249,381
Cash flows from investing activities:
Purchase of property and equipment	(52,075)	(33,481)
Net cash provided by (used in) investing activities	(52,075)	(33,481)
Cash flows from financing activities:
Cash for issuance of shares	872,521	0
Short Term Credit from Bank, net	(8,955)	(24,857)
Repayment of Long-Term Loans and Liabilities	(36,565)	(46,565)
Net cash provided by (used in) financing activities	827,001	(71,422)
Increase (Decrease) in cash and cash equivalents	650,763	144,478
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	149,791	5,313
Cash and Cash Equivalents, at Carrying Value, Ending Balance	₪ 800,554	₪ 149,791